Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee Benefits

19. Employee Benefits

	2025	2024	2023

	(€ in thousands)
Wages and salaries	15,753	13,438	13,797
Social security costs	1,946	2,367	2,480
Pension costs — defined contribution plans	1,197	1,018	966
Equity-settled share based payments	4,014	2,544	3,106
Total	22,910	19,367	20,349
Average number of employees for the period	186.0	163.0	144.0

Employees per activity at December 31 (converted to FTE):

	December 31, 2025	December 31, 2024	December 31, 2023
Research and Development	153.5	133.9	122.4
General and Administrative	33.1	32.2	34.2
Total number of employees (converted to FTE)	186.6	166.1	156.6

Of all employees 185.6 FTE are employed in the Netherlands (2024: 164.1 FTE, 2023: 153.6 FTE).

Included in the wages and salaries for 2025 is a credit of € 1,968,000 (2024: € 1,888,000, 2023: € 1,170,000) with respect to WBSO subsidies.